UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06087

Salomon Brothers Series Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc.

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS INVESTMENT SERIES

ALL CAP VALUE FUND

BALANCED FUND

LARGE CAP GROWTH FUND

SMALL CAP GROWTH FUND

FORM N-Q

MARCH 31, 2005

SALOMON BROTHERS ALL CAP VALUE

Schedules of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 90.0%
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.4%
1,100	BorgWarner, Inc.	$53,548

Hotels, Restaurants & Leisure - 1.1%
2,700	Carnival Corp.	139,887

Household Durables - 0.4%
6,000	Fleetwood Enterprises, Inc. (a)(b)	52,200

Leisure Equipment & Products - 2.3%
6,800	Hasbro, Inc.	139,060
6,600	Mattel, Inc.	140,910

		279,970

Media - 7.5%
6,400	Comcast Corp., Special Class A Shares (a)	213,760
10,700	The News Corp. Ltd., Class B Shares (b)	188,427
12,600	Time Warner Inc. (a)	221,130
4,000	Viacom Inc., Class B Shares	139,320
5,700	The Walt Disney Co.	163,761

		926,398

Specialty Retail - 1.4%
3,800	The Home Depot, Inc.	145,312
1,300	IAC/InterActiveCorp. (a)(b)	28,951

		174,263

	TOTAL CONSUMER DISCRETIONARY	1,626,266

CONSUMER STAPLES - 1.4%
Food & Drug Retailing - 0.9%
5,700	Safeway Inc. (a)	105,621

Food Products - 0.5%
1,600	Unilever PLC, Sponsored ADR	64,000

	TOTAL CONSUMER STAPLES	169,621

ENERGY - 8.1%
Energy Equipment & Services - 1.9%
1,500	Baker Hughes Inc.	66,735
4,400	GlobalSantaFe Corp.	162,976

		229,711

Oil & Gas - 6.2%
2,900	Anadarko Petroleum Corp.	220,690
500	BP PLC, Sponsored ADR	31,200
1,100	Canadian Natural Resources Ltd.	62,502
3,600	ChevronTexaco Corp.	209,916
300	ConocoPhillips	32,352
600	Exxon Mobil Corp.	35,760
300	Murphy Oil Corp.	29,619
7,800	The Williams Cos., Inc.	146,718

		768,757

	TOTAL ENERGY	998,468

See Notes to Schedules of Investments.

SALOMON BROTHERS ALL CAP VALUE

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
FINANCIALS - 18.4%
Banks - 0.7%
3,000	The Bank of New York Co., Inc.	$87,150

Diversified Financials - 7.4%
3,800	American Express Co.	195,206
5,640	JPMorgan Chase & Co.	195,144
6,300	MBNA Corp.	154,665
2,600	Merrill Lynch & Co., Inc.	147,160
2,200	Morgan Stanley	125,950
2,200	State Street Corp.	96,184

		914,309

Insurance - 9.9%
2,000	Ambac Financial Group, Inc.	149,500
2,800	American International Group, Inc.	155,148
2,600	The Chubb Corp.	206,102
17,900	CNA Surety Corp. (a)	243,440
1,400	The Hartford Financial Services Group, Inc.	95,984
2,200	MGIC Investment Corp.	135,674
6,100	The PMI Group, Inc.	231,861

		1,217,709

Real Estate - 0.4%
3,600	Digital Realty Trust, Inc.	51,732

	TOTAL FINANCIALS	2,270,900

HEALTHCARE - 11.4%
Biotechnology - 1.4%
1,100	Amgen Inc. (a)	64,031
15,500	Aphton Corp. (a)	19,685
6,142	Enzo Biochem, Inc. (a)(b)	88,568

		172,284

Healthcare Providers & Services - 0.6%
2,100	McKesson Corp.	79,275

Pharmaceuticals - 9.4%
5,400	Abbott Laboratories	251,748
6,000	Bentley Pharmaceuticals, Inc. (a)	44,160
600	Eli Lilly and Co.	31,260
3,500	GlaxoSmithKline PLC, Sponsored ADR	160,720
3,600	Johnson & Johnson	241,776
2,000	Novartis AG, ADR	93,560
6,000	Pfizer Inc.	157,620
4,200	Wyeth	177,156

		1,158,000

	TOTAL HEALTHCARE	1,409,559

INDUSTRIALS - 9.6%
Aerospace & Defense - 2.8%
1,900	The Boeing Co.	111,074

See Notes to Schedules of Investments.

SALOMON BROTHERS ALL CAP VALUE

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Aerospace & Defense - 2.8% (continued)
6,100	Raytheon Co.	$236,070

		347,144

Airlines - 1.3%
11,000	Southwest Airlines Co.	156,640

Commercial Services & Supplies - 0.9%
3,700	Waste Management, Inc.	106,745

Electrical Equipment - 1.0%
2,000	Emerson Electric Co.	129,860

Industrial Conglomerates - 2.3%
3,500	Honeywell International Inc.	130,235
18	Mitsubishi Tokyo Financial Group Inc.	156,120

		286,355

Machinery - 1.3%
1,800	Caterpillar Inc.	164,592

	TOTAL INDUSTRIALS	1,191,336

INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 3.7%
5,200	Cisco Systems, Inc. (a)	93,028
47,900	Lucent Technologies Inc. (a)(b)	131,725
8,800	Motorola, Inc.	131,736
6,700	Nokia Oyj, Sponsored ADR	103,381

		459,870

Computers & Peripherals - 1.4%
3,700	Electronics for Imaging, Inc. (a)	66,008
1,200	International Business Machines Corp.	109,656

		175,664

Electronic Equipment & Instruments - 2.4%
5,600	Agilent Technologies, Inc. (a)	124,320
1,800	Maxwell Technologies, Inc.	16,506
44,500	Solectron Corp. (a)	154,415

		295,241

Internet Software & Services - 0.5%
11,600	RealNetworks, Inc. (a)(b)	67,048

IT Consulting & Services - 0.4%
1,500	SunGard Data Systems Inc. (a)	51,750

Office Electronics - 0.2%
2,400	IKON Office Solutions, Inc.	23,736

Semiconductor Equipment & Products - 5.6%
7,500	Applied Materials, Inc.	121,875
1,500	Novellus Systems, Inc. (a)	40,095
600	Samsung Electronics Co., Ltd., GDR (a)(c)	148,500
17,969	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	152,377
9,000	Texas Instruments Inc.	229,410

		692,257

Software - 2.2%
11,400	Micromuse Inc. (a)	51,642

See Notes to Schedules of Investments.

SALOMON BROTHERS ALL CAP VALUE

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Software - 2.2% (continued)
8,800	Microsoft Corp.	$212,696

		264,338

	TOTAL INFORMATION TECHNOLOGY	2,029,904

MATERIALS - 9.3%
Chemicals - 4.1%
3,600	The Dow Chemical Co.	179,460
2,500	E.I. Du Pont de Nemours & Co.	128,100
6,000	Engelhard Corp.	204,204

		511,764

Metals & Mining - 3.7%
5,400	Alcoa Inc.	164,106
1,200	Allegheny Technologies Inc.	28,932
4,200	Newmont Mining Corp.	177,450
3,300	RTI International Metals, Inc. (a)	77,220
2,000	WGI Heavy Minerals, Inc. (a)	4,836

		452,544

Paper & Forest Products - 1.5%
2,700	Weyerhaeuser Co.	184,950

	TOTAL MATERIALS	1,149,258

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.0%
5,000	SBC Communications Inc.	118,450

Wireless Telecommunication Services - 1.3%
6,200	Vodafone Group PLC, Sponsored ADR	164,672

	TOTAL TELECOMMUNICATION SERVICES	283,122

UTILITIES - 0.0%
Multi-Utilities - 0.0%
1,100	Dynergy Inc., Class A Shares (a)(b)	4,301

	TOTAL COMMON STOCK (Cost - $ 9,989,717)	11,132,735

See Notes to Schedules of Investments.

SALOMON BROTHERS ALL CAP VALUE

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 15.1%
REPURCHASE AGREEMENT - 11.0%
$1,356,000	Goldman Sachs dated 3/31/05, 2.850% due 4/1/2005; Proceeds at maturity - $1,356,107; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.750% due 4/28/05 to 5/15/20; Market value - $1,383,120) (Cost - $1,356,000)	$1,356,000

SHARES
SECURITIES PURCHASED FROM LOANED SECURITIES COLLATERAL - 4.1%
503,650	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $503,650)	503,650

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,859,650)	1,859,650

	TOTAL INVESTMENTS - 105.1% (Cost - $11,849,367*)	12,992,385
	Liabilities in Excess of Other Assets - (5.1%)	(623,956)

	TOTAL NET ASSETS - 100.0%	$12,368,429

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in the schedule:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 50.2%
CONSUMER DISCRETIONARY - 6.7%
Hotels, Restaurants & Leisure - 0.2%
6,000	McDonald’s Corp.	$186,840

Media - 4.5%
17,270	Comcast Corp., Class A Shares (a)	583,380
174,400	The News Corp. Ltd., Class A Shares	2,950,848
56,400	Time Warner Inc. (a)	989,820
14,700	Viacom Inc., Class A Shares (b)	515,088

		5,039,136

Multi-Line Retail - 1.4%
32,000	Wal-Mart Stores Inc.	1,603,520

Specialty Retail - 0.6%
17,000	The Home Depot, Inc.	650,080

	TOTAL CONSUMER DISCRETIONARY	7,479,576

CONSUMER STAPLES - 3.0%
Beverages - 1.7%
13,000	The Coca-Cola Co.	541,710
25,600	PepsiCo, Inc.	1,357,568

		1,899,278

Food & Drug Retailing - 0.4%
28,868	FHC Delaware Inc. (a)(c)	137,123
16,900	Safeway Inc. (a)	313,157

		450,280

Household Products - 0.4%
9,500	Colgate-Palmolive Co.	495,615

Personal Products - 0.5%
12,400	Avon Products, Inc.	532,456

	TOTAL CONSUMER STAPLES	3,377,629

ENERGY - 5.7%
Energy Equipment & Services - 1.6%
35,000	Halliburton Co.	1,513,750
4,000	Schlumberger Ltd.	281,920

		1,795,670

Oil & Gas - 4.1%
10,000	BP Amoco PLC, Sponsored ADR	624,000
7,000	ChevronTexaco Corp.	408,170
33,000	Exxon Mobil Corp.	1,966,800
6,000	Royal Dutch Petroleum Co., NY Shares	360,240
30,000	Suncor Energy, Inc.	1,206,300

		4,565,510

	TOTAL ENERGY	6,361,180

FINANCIALS - 14.3%
Banks - 2.1%
18,000	Bank of America Corp.	793,800
52,400	The Bank of New York Co., Inc.	1,522,220

		2,316,020

Diversified Financials - 3.2%
12,500	American Express Co.	642,125
47,500	JPMorgan Chase & Co.	1,643,500
22,700	Merrill Lynch & Co., Inc.	1,284,820

		3,570,445

Insurance - 3.2%
13,700	American International Group, Inc.	759,117
466	Berkshire Hathaway Inc., Class B Shares (a)	1,330,896
18,000	The Chubb Corp.	1,426,860

		3,516,873

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Real Estate - 5.8%
33,500	Arden Realty, Inc.	$1,133,975
35,000	Bedford Property Investors, Inc.	764,050
27,000	Brandywine Realty Trust	766,800
33,500	Duke-Weeks Realty Corp.	999,975
42,000	New Plan Excel Realty Trust	1,054,620
18,000	Prentiss Properties Trust	614,880
35,000	Reckson Associates Realty Corp.	1,074,500
		6,408,800

	TOTAL FINANCIALS	15,812,138

HEALTHCARE - 3.5%
Pharmaceuticals - 3.5%
8,000	Merck & Co., Inc.	258,960
87,534	Pfizer Inc.	2,299,518
15,500	Schering Plough Corp.	281,325
23,500	Wyeth	991,230

	TOTAL HEALTHCARE	3,831,033

INDUSTRIALS - 4.4%
Air Freight & Couriers - 0.4%
6,200	United Parcel Services, Inc., Class B Shares	450,988

Commercial Services & Supplies - 0.0%
4,310	Continental AFA Dispensing Co. (a)(c)	23,705

Industrial Conglomerates - 2.8%
87,100	General Electric Co.	3,140,826

Road & Rail - 1.2%
21,000	Canadian National Railway Co.	1,329,510

	TOTAL INDUSTRIALS	4,945,029

INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 2.0%
45,900	Cisco Systems, Inc. (a)	821,151
94,000	Motorola, Inc.	1,407,180

		2,228,331

Computers & Peripherals - 3.7%
2,028	Axiohm Transaction Solutions, Inc. (a)(c)	0
60,522	Hewlett-Packard Co.	1,327,853
31,000	International Business Machines Corp.	2,832,780

		4,160,633

Semiconductor Equipment & Products - 1.4%
10,379	Freescale Semiconductor Inc. (a)	179,038
45,200	Intel Corp.	1,049,996
25,000	Texas Instruments Inc.	318,625

		1,547,659

Software - 1.3%
58,200	Microsoft Corp.	1,406,694

	TOTAL INFORMATION TECHNOLOGY	9,343,317

MATERIALS - 1.1%
Chemicals - 0.3%
5,341	Monsanto Co.	344,494

Metals & Mining - 0.8%
27,900	Alcoa Inc.	847,881

	TOTAL MATERIALS	1,192,375

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 3.1%
7,909	NTL Inc. (a)	$503,566
59,100	SBC Communications Inc.	1,400,079
44,160	Verizon Communications Inc.	1,567,680

	TOTAL TELECOMMUNICATION SERVICES	3,471,325

	TOTAL COMMON STOCK (Cost - $49,043,427)	55,813,602

PREFERRED STOCK - 0.0%
ENERGY - 0.0%
Oil & Gas - 0.0%
	TCR Holding Corp. (a)(c)
321	Class B shares	0
177	Class C shares	0
466	Class D shares	1
964	Class E shares	1

		2

INFORMATION TECHNOLOGY - 0.0%
Web hosting - 0.0%
2,711	PTV, Inc. (b)(c)	9,488

	TOTAL PREFERRED STOCK (Cost - $114)	9,490

CONVERTIBLE PREFERRED STOCK - 2.8%
CONSUMER DISCRETIONARY - 0.4%
Specialty Retail - 0.4%
10,000	United Rentals Trust I	445,000

FINANCIALS - 1.9%
Banks - 1.0%
10,000	Commerce Capital Trust II	620,000
10,000	Sovereign Capital Trust IV	473,750

		1,093,750

Diversified Financials - 0.4%
10,000	Capital One Financial Corp. (b)	505,600

Real Estate - 0.5%
10,000	Host Marriott Finance Trust	555,000

	TOTAL FINANCIALS	2,154,350

UTILITIES - 0.5%
Electric Utilities - 0.5%
15,000	CenterPoint Energy, Inc.	531,555

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost - $3,111,892)	3,130,905

WARRANTS
WARRANTS - 0.0%
FINANCIALS - 0.0%
Diversified Financials - 0.0%
229,655	Contifinancial Corp. units of interest (Represents interest in a trust in the liquidation of Contifinancial Corp. and its affiliates)	287

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
2,373	Lucent Technologies, Inc. (a)	1,590

	TOTAL WARRANTS (Cost - $0)	1,877

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS - 14.0%
CONSUMER DISCRETIONARY - 2.6%
Automobiles - 0.6%
	Ford Motor Co.:
$200,000	7.875% due 6/15/10	$203,831
150,000	7.450% due 7/16/31 (b)	136,055
350,000	Johnson Centrals Inc., 5.000% due 11/15/06	354,491

		694,377

Distributors - 0.2%
250,000	Home Interiors & Gifts Inc., 10.125% due 6/1/08 (b)	207,500

Hotels, Restaurants & Leisure - 0.3%
225,000	Carnival Corp., 3.750% due 11/15/07	221,258
150,000	Park Place Entertainment Corp., 7.875% due 12/15/05	153,563

		374,821

Household Goods - 0.3%
300,000	MDC Holdings Inc., 5.500% due 5/15/13	296,605

Media - 0.8%
300,000	AT&T Broadband Corp., 8.375% due 3/15/13	357,004
200,000	CSC Holdings, Inc., 10.500% due 5/15/16	221,000
250,000	Time Warner, Inc., 7.625% due 4/15/31 (d)	294,597

		872,601

Specialty Retail - 0.4%
400,000	Cintas Corp. 6.000% due 6/1/12	429,152

	TOTAL CONSUMER DISCRETIONARY	2,875,056

CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.2%
200,000	Safeway Inc., 7.250% due 2/1/31 (b)	218,227

Food Products - 0.2%
200,000	Kellogg Co., 6.600% due 4/1/11	218,272

	TOTAL CONSUMER STAPLES	436,499

ENERGY - 0.9%
Equipment & Services - 0.4%
1,000,000	Friede Goldman Halter, Inc., 4.500% due 9/15/04 (a)(e)	82,500
275,000	Precision Drilling Corp., 5.625% due 6/1/14	281,977

		364,477

Oil & Gas - 0.5%
275,000	Tosco Corp., 8.125% due 2/15/30	368,697
175,000	Valero Energy Corp., 7.500% due 4/15/32	211,643

		580,340

	TOTAL ENERGY	944,817

FINANCIALS - 5.8%
Capital Markets - 0.7%
375,000	Lehman Brothers Holding, 4.250% due 1/27/10 (b)	365,483
425,000	Morgan Stanley, 4.750% due 4/1/14	405,377

		770,860

Commercial Banks – 0.3%
250,000	Standard Chartered Bank, 8.000% due 5/30/31 (f)	321,713

Consumer Finance – 0.6%
400,000	SLM Corp., 2.900% due 1/26/09	400,862
250,000	Webster Bank, 5.875% due 1/15/13	257,741

		658,603

Diversified Financials - 2.0%
225,000	Capital One Financial Corporation, 4.800% due 2/21/12	218,868
275,000	EnCana Holdings Financial Corporation, 5.800% due 5/1/14	287,793

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
Diversified Financials - 2.0% (continued)
$400,000	General Electric Capital Corp., 3.110% due 6/22/07 (b)	$400,668
200,000	General Motors Corp., 6.875% 9/15/11	181,196
320,000	Household Finance Corp., 8.000% due 7/15/10	366,470
350,000	JPMorgan Chase & Co., 5.750% due 1/2/13	364,279
400,000	Textron Financial Corp., 2.750% due 6/1/06	391,668

		2,210,942

Insurance - 0.8%
350,000	Allstate Corporation, 6.750% due 5/15/18	392,168
300,000	Infinity Property & Casualty Corp. 5.500% due 2/18/14	291,278
225,000	Unitrin Inc., 4.875% due 11/1/10	218,972

		902,418

Real Estate - 0.4%
150,000	Boston Properties Ltd., 6.250% due 1/15/13	160,696
57,000	HMH Properties, 7.875% due 8/1/08	58,425
225,000	Istar Financial, Inc., 6.000% due 12/15/10	232,216

		451,337

Thrifts & Mortgage Finance - 1.0%
150,000	Astoria Financial Corp., 5.750% due 10/15/12	154,955
275,000	Centex Corp., 5.125% due 10/1/13	266,719
375,000	Countrywide Home Loans Inc., 4.000% due 3/22/11	355,503
375,000	Nationwide Building Society, 4.250% due 2/1/10 (f)	367,379

		1,144,556

	TOTAL FINANCIALS	6,460,429

HEALTHCARE - 1.4%
Healthcare Providers & Service - 1.1%
225,000	HCA Healthcare Co., 7.125% due 6/1/06	232,626
275,000	Humana Inc., 6.300% due 8/1/18	286,442
450,000	United Health Group Inc., 4.125% due 8/15/09	442,404
250,000	WellPoint Health Networks Inc., 6.375% due 6/15/06	256,429

		1,217,901

Pharmaceuticals - 0.3%
325,000	Wyeth, 5.500% due 3/15/13	330,897

	TOTAL HEALTHCARE	1,548,798

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.3%
250,000	Goodrich Corp., 7.500% due 4/15/08	270,814

Building Products 0.2%
225,000	Masco Corp., 6.500% due 8/15/32 (b)	243,360

Commercial Services & Supplies - 0.3%
400,000	International Lease Financial Corp., 4.375% due 11/1/09	393,638

Marine - 0.0%
200,000	The Holt Group, 9.750% due 1/15/06 (a)(c)(e)	0

Road & Rail - 0.3%
336,197	Union Pacific Railroad Co., 5.404% due 7/2/25	337,046

	TOTAL INDUSTRIALS	1,244,858

MATERIALS - 0.1%
Paper & Forest Products - 0.1%
225,000	Domtar Inc., 5.375% due 12/1/13	212,388

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunications - 0.7%
300,000	Sprint Capital Corp., 8.375% due 5/1/19	351,083
400,000	Verizon Florida Inc., 6.1250% due 1/15/13	416,352

		767,435

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
Wireless Telecommunications - 0.2%
$200,000	AT&T Wireless Services, Inc., 8.750% due 3/1/31	$264,655

	TOTAL TELECOMMUNICATION SERVICES	1,032,090

UTILITIES - 0.8%
Multi-Utilities - 0.8%
375,000	Alabama Power Company, 5.650% due 3/15/35	370,133
250,000	Calpine Corp., 8.750% due 7/15/07 (b)	196,250
300,000	United Utilities PLC, 4.550% due 6/19/18	269,012

	TOTAL UTILITIES	835,395

	TOTAL CORPORATE BONDS (Cost - $16,727,208)	15,590,330

CONVERTIBLE CORPORATE BONDS - 3.2%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.5%
500,000	Navistar International Corp., 2.500% due 12/15/07	609,375

Sanitation Services - 0.5%
600,000	Allied Waste Industry Inc. 4.250% due 4/15/34	507,750

	TOTAL CONSUMER DISCRETIONARY	1,117,125

HEALTHCARE - 0.5%
Pharmaceuticals - 0.5%
675,000	Intermune Inc., 0.250% due 3/1/11 (f)	502,875

INFORMATION TECHNOLOGY - 1.7%
Communication Equipment - 0.4%
525,000	Nortel Networks Corp., 4.250% due 9/1/08	488,250

Electronic Equipment - 0.5%
500,000	Fisher Scientific International Inc., 3.250% due 3/1/24	509,375

Semiconductor Equipment & Products - 0.4%
500,000	Conexant Systems, Inc., 4.000% due 2/1/07	441,875

Software - 0.4%
500,000	i2 Technologies Inc., 5.250% due 12/15/06	481,875

	TOTAL INFORMATION TECHNOLOGY	1,921,375

	TOTAL CONVERTIBLE CORPORATE BONDS (Cost - $3,783,005)	3,541,375

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 24.8%
U.S. Treasury Notes - 4.2%
375,000	2.500% due 10/31/06	368,262
1,300,000	4.375% due 5/15/07 (b)	1,314,931
1,000,000	3.375% due 10/15/09	968,516
2,025,000	4.250% due 8/15/13 (b)	1,997,553

		4,649,262

U.S. Treasury Bonds - 1.1%
1,050,000	6.125% due 8/15/29	1,237,073

Federal Home Loan Mortgage Corporation (FHLMC) - 4.2% (g)
84,805	8.000% due 7/1/20	91,130
36,048	6.500% due 3/1/26	37,595
54,724	6.500% due 5/1/26	57,072
	Gold :
1,000,000	5.000%, 30 Year (h)(i)	978,438
600,000	5.500%, 15 Year (h)(i)	612,187
1,000,000	5.500%, 30 Year (h)(i)	1,002,812
1,850,000	6.000%, 30 Year (h)(i)	1,893,360

		4,672,594

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
Federal National Mortgage Association (FNMA) - 14.3% (g)
$2,600,000	5.500% due 2/15/06	$2,641,077
2,627	6.500% due 10/1/10	2,739
1,000,000	6.250% due 2/1/11	1,069,842
13,226	6.500% due 10/1/11	13,819
30,049	6.500% due 4/1/13	31,405
46,089	6.500% due 5/1/13	48,169
52,363	6.500% due 7/1/13	54,726
107,282	9.000% due 1/1/24	116,892
8,046	6.500% due 12/1/25	8,399
28,030	7.000% due 3/1/26	29,678
83,591	6.500% due 6/1/26	87,202
472,909	7.500% due 11/1/26	508,245
12,276	7.000% due 3/1/27	12,998
2,880	7.000% due 11/1/28	3,042
40,502	7.000% due 2/1/29	42,801
4,333	7.000% due 2/1/29	4,577
5,316	7.000% due 3/1/29	5,628
126,253	7.000% due 4/1/29	133,352
2,304	8.000% due 5/1/30	2,481
997	8.000% due 9/1/30	1,074
18,037	8.000% due 1/1/31	19,424
33,174	8.000% due 2/1/31	35,725
1,337,965	5.000% due 3/1/34	1,312,293
	Gold:
1,100,000	4.500%, 15 Year (h)(i)	1,075,593
1,900,000	5.000%, 15 Year (h)(i)	1,898,812
350,000	5.000%, 30 Year (h)(i)	341,250
600,000	4.500%, 30 Year (h)(i)	569,437
3,300,000	5.500%, 30 Year (h)(i)	3,305,154
880,000	6.000%, 30 Year (h)(i)	899,525
1,500,000	6.500%, 30 Year (h)(i)	1,556,718

		15,832,077

Government Nationalal Mortgage Association (GNMA) - 1.0% (g)
450,000	GNMA, 5.000%, 30 Year (h)(i)	443,812
700,000	GNMA, 5.500%, 30 Year (h)(i)	706,343

		1,150,155

	TOTAL U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost - $27,242,840)	27,541,161

SOVEREIGN BONDS - 1.0%
Canada - 0.3%
300,000	Province of Ontario, 3.28% due 3/28/08	291,327

Mexico - 0.3%
300,000	PEMEX Finance Ltd., 9.030% due 2/15/11	337,109

Supranational - 0.4%
400,000	Corporacion Andina de Fomento, 6.875% due 3/15/12	440,676

	TOTAL SOVEREIGN BONDS (Cost - $1,095,892)	1,069,112

ASSET-BACKED SECURITIES - 4.1%
Auto Loan - 1.2%
680,941	Household Automotive Trust, Series 2000-1, Class A3, 1.730% due 12/17/07	677,217
725,000	Susquehanna Auto Lease Trust, Series 2005-1, Class A3, 4.430% due 6/16/08 (f)	725,000

		1,402,217

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
Consumer Finance – 0.6%
$625,000	Prime Credit Card Master Trust, Series 2000-1, Class A, 6.700% due 10/15/09	$637,023

Home Equity Loan – 0.6%
500,000	Centex Home Equity Loan Trust, Series 2003-B, Class AF4, 3.230% due 2/25/32	483,904
38,091	Residential Asset Security Mortgage, Class A1F, 7.390% due 6/25/28	38,138
88,904	Soundview Home Equity Loan Trust, Series 2000-1, Class A1F, 8.640% due 5/25/30	90,908

		612,950

Other - 1.7%
750,000	ARG Funding Corporation, Series 2005-1A, Class A3, 4.290% due 4/20/10 (f)(d)	735,166
750,000	Atlantic City Electric Transition Funding LLC, Series 2002-1, Class A4, 5.550% due 10/20/23	774,363
421,346	Green Tree Financial Corp., Series 1997-6, Class A8, 7.070% due 1/15/29	415,118

		1,924,647

	TOTAL ASSET-BACKED SECURITIES (Cost - $4,604,808)	4,576,837

	SUB-TOTAL INVESTMENTS (Cost - $105,609,186)	111,274,689

SHORT-TERM INVESTMENTS - 18.9%
REPURCHASE AGREEMENT (d) - 14.4%
16,003,000	UBS Securities LLC dated 3/31/05, 2.840% due 4/1/05; Proceeds at maturity - $16,004,262; (Fully collateralized by U.S. government obligations, 0.000% to 8.850% due 4/19/05 to 11/15/30; Market value - $16,323,060) (Cost - $16,003,000)	16,003,000

SHARES
SECURITIES PURCHASED FROM SECURITIES LOANED COLLATERAL - 4.5%
4,956,306	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $4,956,306)	4,956,306

	TOTAL SHORT-TERM INVESTMENTS (Cost - $20,959,306)	20,959,306

	TOTAL INVESTMENTS - 119.0% (Cost - $126,568,492*)	132,233,995
	Liabilities in Excess of Other Assets - (19.0)%	(21,141,635)

	TOTAL NET ASSETS - 100.0%	$111,092,360

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued in accordance with fair valuation procedures.

(d)	Securities with an aggregate market value of $16,539,763 are segregated as collateral for to-be-announced (“TBA”) securities.

(e)	Security is currently in default.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(g)	Mortage-backed securities.

(h)	Security is issued on a TBA basis.

(i)	Security acquired under mortgage dollar roll agreement.

*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depository Receipt

See Notes to Schedules of Investments.

SALOMON BROTHERS LARGE CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 99.5%
CONSUMER DISCRETIONARY - 22.9%
Internet & Catalog Retail - 10.0%
8,700	Amazon.com, Inc. (a)	$298,149
3,000	EBay Inc. (a)	111,780
8,800	IAC interactive Corp. (a)	195,976

		605,905

Media – 7.5%
15,000	Time Warner Inc. (a)	263,250
6,500	The Walt Disney Co.	186,745

		449,995

Specialty Retail - 5.4%
2,200	Bed Bath & Beyond Inc. (a)	80,388
6,460	The Home Depot, Inc.	247,031

		327,419

	TOTAL CONSUMER DISCRETIONARY	1,383,319

CONSUMER STAPLES - 10.8%
Beverages - 3.4%
4,900	The Coca-Cola Co.	204,183

Food Products - 2.7%
2,500	Wm. Wrigley Jr. Co.	163,925

Personal Products - 4.7%
5,600	The Gillette Co.	282,688

	TOTAL CONSUMER STAPLES	650,796

FINANCIALS - 14.7%
Diversified Financials - 7.9%
4,400	Merrill Lynch & Co., Inc.	249,040
4,001	Morgan Stanley	229,057

		478,097

Insurance - 6.8%
2,700	American International Group, Inc.	149,607
3	Berkshire Hathaway Inc., Class A Shares (a)	261,000

		410,607

	TOTAL FINANCIALS	888,704

HEALTHCARE - 19.8%
Biotechnology - 10.7%
4,030	Amgen Inc. (a)	234,586
3,700	Biogen Idec Inc. (a)	127,687
5,000	Genentech, Inc. (a)	283,050

		645,323

See Notes to Schedules of Investments.

SALOMON BROTHERS LARGE CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Pharmaceuticals - 9.1%
3,200	Eli Lilly and Co.	$166,720
2,750	Johnson & Johnson	184,690
7,436	Pfizer Inc.	195,344

		546,754

	TOTAL HEALTHCARE	1,192,077

INDUSTRIALS - 3.7%
Commercial Services & Supplies - 0.7%
2,000	Cendant Corp.	41,080

Industrial Conglomerates - 3.0%
4,998	General Electric Co.	180,228

	TOTAL INDUSTRIALS	221,308

INFORMATION TECHNOLOGY - 27.6%
Communications Equipment - 8.7%
7,500	CIENA Corp. (a)	12,900
8,710	Cisco Systems, Inc. (a)	155,822
6,300	Juniper Networks, Inc. (a)	138,978
10,900	Lucent Technologies Inc. (a)	29,975
12,500	Motorola, Inc.	187,125

		524,800

Computers & Peripherals - 3.8%
6,030	Dell Inc. (a)	231,673

Internet Software & Services - 0.8%
3,900	Akamai Technologies, Inc. (a)	49,647
Semiconductor Equipment & Products - 10.0%
8,710	Intel Corp.	202,333
10,000	Texas Instruments Inc.	254,900
5,000	Xilinx, Inc.	146,150

		603,383

Software - 4.3%
7,720	Microsoft Corp.	186,592
6,500	Red Hat, Inc. (a)	70,915

		257,507

	TOTAL INFORMATION TECHNOLOGY	1,667,010

	TOTAL COMMON STOCK (Cost - $6,352,824 )	6,003,214

	TOTAL INVESTMENTS - 99.5% (Cost - $6,352,824*)	6,003,214
	Other Assets in Excess of Liabilities - 0.5%	33,114

	TOTAL NET ASSETS - 100.0%	$6,036,328

(a)	Non income producing security.

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

SALOMON BROTHERS SMALL CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 98.1%
CONSUMER DISCRETIONARY - 13.7%
Hotels, Restaurants & Leisure - 3.2%
71,000	CBRL Group, Inc.	$2,932,300
53,500	CTRIP.com International Ltd., ADR (a)(b)	2,024,975
52,500	Domino’s Pizza, Inc.	981,225
5,150	eLong Inc. (a)(b)	46,350
83,300	Station Casinos, Inc.	5,626,915
141,500	The Steak ’n Shake Co. (b)	2,738,025

		14,349,790

Leisure Equipment & Products - 1.5%
210,200	Marvel Enterprises, Inc. (a)	4,204,000
86,700	SCP Pool Corp.	2,762,262

		6,966,262

Media - 4.0%
129,900	Citadel Broadcasting Company (a)(b)	1,783,527
52,000	DreamWorks Animation SKG, Inc., Class A Shares (a)	2,116,920
197,800	R.H. Donnelley Corp. (a)	11,490,202
235,660	UnitedGlobalCom, Inc., Class A Shares (a)	2,229,344

		17,619,993

Specialty Retail - 4.3%
111,300	AnnTaylor Stores Corp. (a)	2,848,167
106,100	Cabela’s Inc., Class A Shares (a)(b)	2,188,843
212,600	Gymboree Corp. (a)(b)	2,666,004
89,400	Linens ’n Things, Inc. (a)	2,219,802
77,000	The Men’s Wearhouse, Inc. (a)(b)	3,250,170
91,200	Regis Corp.	3,732,816
101,000	West Marine, Inc. (a)(b)	2,147,260

		19,053,062

Textiles & Apparel - 0.7%
70,000	Reebok International Ltd.	3,101,000

	TOTAL CONSUMER DISCRETIONARY	61,090,107

CONSUMER STAPLES - 2.5%
Food & Drug Retailing - 0.9%
69,200	The Pantry, Inc. (a)(b)	2,143,124
62,900	United Natural Foods, Inc. (a)(b)	1,800,827

		3,943,951

Food Products - 0.5%
128,500	The Hain Celestial Group, Inc. (a)(b)	2,395,240

Household Products - 0.4%
105,200	Prestige Brands Holdings Inc. (a)	1,856,780

Personal Products - 0.7%
125,700	Nu Skin Enterprises, Inc., Class A Shares (b)	2,829,507

	TOTAL CONSUMER STAPLES	11,025,478

See Notes to Schedules of Investments.

SALOMON BROTHERS SMALL CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
ENERGY - 6.4%
Energy Equipment & Services - 4.0%
19,600	Atwood Oceanics, Inc. (a)	$1,304,184
35,300	CARBO Ceramics Inc.	2,476,295
275,300	Grey Wolf, Inc. (a)(b)	1,811,474
286,800	Key Energy Services, Inc. (a)(b)	3,289,596
195,300	Pioneer Drilling Co. (a)	2,689,281
76,900	Superior Energy Services, Inc. (a)	1,322,680
38,120	Todco, Class A Shares (a)	985,021
52,000	Universal Compression Holdings, Inc. (a)	1,969,240
73,200	Veritas DGC Inc. (a)(b)	2,193,072

		18,040,843

Oil & Gas - 2.4%
29,500	Cheniere Energy, Inc. (a)(b)	1,903,045
62,600	Comstock Resources, Inc. (a)	1,799,124
44,600	Edge Petroleum Corp. (a)	738,576
45,700	Encore Acquisition Co. (a)(b)	1,887,410
63,800	OPTI Canada Inc. (a)	1,381,854
84,500	Plains Exploration & Production Co. (a)	2,949,050

		10,659,059

	TOTAL ENERGY	28,699,902

FINANCIALS - 9.9%
Banks - 3.8%
14,400	City National Corp.	1,005,408
97,600	Cullen/Frost Bankers, Inc.	4,406,640
45,800	Downey Financial Corp. (b)	2,818,074
74,100	East-West Bancorp, Inc.	2,735,772
27,400	Investors Financial Services Corp. (b)	1,340,134
31,900	UCBH Holdings, Inc.	1,272,810
67,200	Westamerica Bancorporation	3,478,944

		17,057,782

Diversified Financials - 0.7%
46,200	Affiliated Managers Group, Inc. (a)(b)	2,865,786

Insurance - 2.5%
28,300	Aspen Insurance Holdings Ltd	713,443
87,900	IPC Holdings, Ltd.	3,452,712
38,900	PartnerRe Ltd.	2,512,940
30,800	Platinum Underwriters Holdings, Ltd.	914,760
211,000	Universal American Financial Corp. (a)	3,650,300

		11,244,155

Real Estate - 2.9%
34,500	Alexandria Real Estate Equities, Inc. (b)	2,221,110
184,700	American Financial Realty Trust (b)	2,702,161
66,600	Ashford Hospitality Trust Inc. (b)	679,320
31,900	BioMed Realty Trust, Inc. (b)	657,140
9,600	Centerpoint Properties Trust (b)	393,600

See Notes to Schedules of Investments.

SALOMON BROTHERS SMALL CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Real Estate - 2.9% (continued)
54,200	Cousins Properties, Inc.	$1,402,154
40,700	Gramercy Capital Corp.	793,650
82,800	PS Business Parks Inc.	3,336,840
35,600	United Dominion Realty Trust, Inc.	742,972

		12,928,947

	TOTAL FINANCIALS	44,096,670

HEALTHCARE - 18.9%
Biotechnology - 7.8%
120,600	Arena Pharmaceuticals, Inc. (a)	609,030
102,600	ICOS Corp.(a)	2,304,396
225,700	InterMune, Inc. (a)(b)	2,482,700
243,504	Ista Pharmaceuticals Inc. (a)(b)	2,405,820
44,000	Mannkind Corp. (a)	626,120
339,800	Nektar Therapeutics (a)	4,736,812
361,700	NPS Pharmaceuticals, Inc. (a)(b)	4,564,654
606,900	Transkaryotic Therapies, Inc. (a)(b)	15,151,258
221,900	ViaCell, Inc. (a)(b)	1,673,126

		34,553,916

Healthcare Equipment & Supplies - 4.5%
143,400	Advanced Medical Optics, Inc. (a)(b)	5,192,514
98,200	Cytyc Corp. (a)	2,259,582
248,800	DJ Orthopedics, Inc. (a)(b)	6,232,440
171,400	Kyphon Inc. (a)(b)	4,314,138
87,300	Wright Medical Group, Inc. (a)	2,095,200

		20,093,874

Healthcare Providers & Services - 4.5%
71,200	Health Net, Inc. (a)	2,328,952
238,200	LifePoint Hospitals, Inc. (a)(b)	10,442,688
98,200	PacifiCare Health Systems, Inc. (a)	5,589,544
51,500	WellCare Health Plans Inc. (a)(b)	1,568,690

		19,929,874

Pharmaceuticals - 2.1%
43,900	American Pharmaceutical Partners, Inc. (a)	2,271,386
65,900	Andrx Corp. (a)	1,493,953
88,900	Impax Laboratories, Inc. (a)(b)	1,422,400
524,200	Inspire Pharmaceuticals, Inc. (a)(b)	4,277,472

		9,465,211

	TOTAL HEALTHCARE	84,042,875

INDUSTRIALS - 6.8%
Commercial Services & Supplies - 2.4%
611,300	Activ Card Corp. (a)(b)	3,881,755
279,300	CSG Systems International, Inc. (a)(b)	4,549,797
120,200	Wright Express Corp. (a)(b)	2,055,420

		10,486,972

See Notes to Schedules of Investments.

SALOMON BROTHERS SMALL CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Construction & Engineering - 1.8%
134,900	Chicago Bridge & Iron Co., N.V. NY Shares	$5,939,647
155,500	KFx Inc. (a)(b)	2,083,700

		8,023,347

Machinery - 0.6%
127,400	Stewart & Stevenson Services, Inc.	2,916,186

Trading Companies & Distributors - 2.0%
286,900	MSC Industrial Direct Co., Class A Shares	8,767,664

	TOTAL INDUSTRIALS	30,194,169

INFORMATION TECHNOLOGY - 30.8%
Communications Equipment - 7.9%
3,653,000	ADC Telecommunications, Inc. (a)(b)	7,269,470
890,600	Arris Group, Inc. (a)(b)	6,154,046
102,600	Avocent Corp. (a)(b)	2,632,716
192,100	Foundry Networks, Inc. (a)	1,901,790
63,700	Inphonic, Inc. (a)(b)	1,446,945
273,300	Polycom, Inc. (a)	4,632,435
610,700	Sonus Networks, Inc. (a)(b)	2,589,368
519,500	Tekelec (a)(b)	8,280,830

		34,907,600

Computers & Peripherals - 2.1%
373,100	Electronics for Imaging, Inc. (a)	6,656,104
263,300	Novatel Wireless, Inc. (a)(b)	2,830,475

		9,486,579

Electronic Equipment & Instruments - 1.2%
227,100	Dolby Laboratories Inc., Class A Shares (a)	5,336,850

Internet Software & Services - 7.8%
292,700	Akamai Technologies, Inc. (a)(b)	3,726,071
394,922	Digitas, Inc. (a)(b)	3,988,712
122,000	Jamdat Mobile Inc. (a)(b)	2,103,280
166,800	RADWARE Ltd. (a)	3,914,796
324,800	SINA Corp. (a)(b)	10,088,288
409,200	Sohu.com, Inc. (a)(b)	7,193,736
715,200	WebMethods, Inc. (a)	3,919,296

		34,934,179

IT Consulting & Services - 1.3%
29,300	BearingPoint, Inc. (a)	256,961
96,600	Ness Technologies Inc. (a)(b)	1,157,268
125,900	ProQuest Co. (a)(b)	4,551,285

		5,965,514

Semiconductor Equipment & Products - 5.4%
1,119,300	Applied Micro Circuits Corp. (a)	3,682,497
240,700	ASE Test Ltd. (a)(b)	1,222,756
183,600	Integrated Device Technology, Inc. (a)	2,208,708
455,500	Micrel, Inc. (a)(b)	4,199,710
859,100	RF Micro Devices, Inc. (a)	4,484,502
5,021,400	Zarlink Semiconductor Inc. (a)	8,034,240

		23,832,413

See Notes to Schedules of Investments.

SALOMON BROTHERS SMALL CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Software - 5.1%
76,300	Hyperion Solutions Corp. (a)	$3,365,593
186,000	Informatica Corp. (a)	1,538,220
296,500	NetIQ Corp. (a)	3,388,995
506,500	ScanSoft, Inc. (a)(b)	1,884,180
617,600	SkillSoft PLC, ADR (a)(b)	2,272,768
255,300	The9 Limited, ADR (a) (b)	4,383,501
774,900	TIBCO Software Inc. (a)	5,773,005

		22,606,262

	TOTAL INFORMATION TECHNOLOGY	137,069,397

MATERIALS - 4.5%
Chemicals - 2.7%
60,200	Cytec Industries, Inc.	3,265,850
105,300	Minerals Technologies Inc.	6,926,634
42,800	Valspar Corp. (b)	1,991,912

		12,184,396

Metals & Mining - 1.8%
62,600	Alpha Natural Resources, Inc. (a)	1,794,742
116,700	Apex Silver Mines Ltd. (a)(b)	1,869,534
166,200	Compass Minerals International, Inc. (b)	4,229,790

		7,894,066

	TOTAL MATERIALS	20,078,462

TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 1.8%
689,500	Cincinnati Bell, Inc. (a)	2,930,375
273,700	Citizens Communications Co.	3,541,678
31,900	Commonwealth Telephone Enterprises, Inc. (b)	1,503,766

		7,975,819

Wireless Telecommunication Services - 2.8%
66,700	Crown Castle International Corp. (a)	1,071,202
25,000	Linktone Ltd. ADR (a)(b)	181,750
115,000	Nextel Partners, Inc., Class A Shares (a)(b)	2,525,400
136,800	SpectraSite Inc. (a)(b)	7,930,296
215,100	US Unwired Inc. (a)	903,420

		12,612,068

	TOTAL TELECOMMUNICATION SERVICES	20,587,887

	TOTAL COMMON STOCK (Cost - $398,842,020)	436,884,947

See Notes to Schedules of Investments.

SALOMON BROTHERS SMALL CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 28.4%
REPURCHASE AGREEMENT - 4.4%
$19,554,000	Bank of America, dated 3/31/2005, 2.850% due 4/1/2005; Proceeds at maturity - $19,555,548; (Fully collateralized by various U.S. Government obligations and agencies, 0.000% to 7.000% due 5/10/05 to 3/24/25; Market Value - $19,945,080) (Cost - $19,554,000)	$19,554,000

SHARES
SECURITIES PURCHASED FROM LOANED SECURITIES COLLATERAL - 24.0%
107,107,583	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $107,107,583)	107,107,583

	TOTAL SHORT-TERM INVESTMENTS (Cost - $126,661,583)	126,661,583

	TOTAL INVESTMENTS - 126.5% (Cost - $525,503,603*)	563,546,530
	Liabilities in Excess of Other Assets - (26.5)%	(118,019,132)

	TOTAL NET ASSETS - 100.0%	$445,527,398

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in the schedule:

ADR - American Depositary Receipt

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

The Salomon Brothers Investment Series (“Investment Series”) consists of certain funds of the Salomon Brothers Series Funds Inc (“Series Fund”), the Salomon Brothers Investors Value Fund Inc (“Investors Value Fund”) and the Salomon Brothers Capital Fund Inc (“Capital Fund”).

Salomon Brothers All Cap Value Fund (“All Cap Value Fund”), Salomon Brothers Balanced Fund (“Balanced Fund”), Salomon Brothers Large Cap Growth Fund (“Large Cap Growth Fund”) and Salomon Brothers Small Cap Growth Fund (“Small Cap Growth Fund”), are separate investment funds of the Series Fund, an open-end management investment company, incorporated in Maryland.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation. Portfolio securities, including options and futures contracts, listed or traded on national securities exchanges, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and asked price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and asked price. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or if there is no official closing price on that day, at the last sale price. Debt securities are valued by using either market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Publicly traded sovereign bonds are typically traded internationally in the over-the-counter market and are valued at the mean of the last current bid and asked price as of the close of business of that market. Short-term securities with less than 60 days remaining to maturity when acquired by a Fund are valued at amortized cost which approximates market value.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other things, violation of foreign investment limitations. As a result, an additional class of shares may be created and offered for investment by such companies. The “local” and “foreign” shares’ market values may differ.

Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Investment Manager is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined using fair value procedures established by, and under the supervision of, the Board of Directors. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Notes to Schedules of Investments (unaudited) (continued)

Securities for which reliable quotations or prices from pricing services are not readily available (as may be the case for securities of limited marketability) and all other assets are valued at their respective fair value as determined in good faith by, or under procedures established by, the Board of Directors.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian take possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Note 2. Investments

At March 31, 2005 the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Cap Value Fund	$1,696,747	$(553,729)	$1,143,018
Balanced Fund	11,960,441	(6,294,938)	5,665,503
Large Cap Growth Fund	353,890	(703,500)	(349,610)
Small Cap Growth Fund	62,334,367	(24,291,440)	38,042,927

At March 31, 2005, the Funds listed below had securities on loan. The market value for the securities on loan was as follows:

Value
All Cap Value Fund	$479,113
Balanced Fund	4,872,867
Small Cap Growth Fund	104,139,750

Notes to Schedules of Investments (unaudited) (continued)

At March 31, 2005, the Funds listed below received cash collateral, which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio a Rule 2a-7 money market fund, registered under the 1940 Act. The amount of the cash collateral was as follows:

Amount
All Cap Value Fund	$503,650
Balanced Fund	4,956,306
Small Cap Growth Fund	107,107,583

ITEM 2. CONTROLS	AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Series Fund Inc

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	May 27, 2005